Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.11%
Aerospace & Defense–1.27%
Textron, Inc.	1,906,437	$167,880,842
Air Freight & Logistics–2.07%
FedEx Corp.	849,476	273,743,641
Asset Management & Custody Banks–2.17%
State Street Corp.	2,190,495	286,648,176
Biotechnology–0.53%
Regeneron Pharmaceuticals, Inc.	93,678	69,457,553
Brewers–1.00%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,844,217	132,752,287
Broadline Retail–1.29%
eBay, Inc.	1,872,659	170,823,954
Building Products–1.39%
Johnson Controls International PLC	1,543,322	184,056,582
Cable & Satellite–1.74%
Charter Communications, Inc., Class A(b)(c)	684,813	141,153,656
Comcast Corp., Class A	2,973,326	88,456,448
		229,610,104
Communications Equipment–2.94%
Cisco Systems, Inc.	4,138,850	324,154,732
F5, Inc.(b)	234,405	64,604,362
		388,759,094
Construction Machinery & Heavy Transportation Equipment– 2.46%
Caterpillar, Inc.	268,942	176,791,713
Wabtec Corp.	646,643	148,818,420
		325,610,133
Consumer Finance–0.38%
Capital One Financial Corp.	228,495	50,024,410
Diversified Banks–9.31%
Bank of America Corp.	8,461,198	450,135,734
Citigroup, Inc.	2,034,871	235,454,923
Fifth Third Bancorp(c)	3,960,595	198,901,081
Wells Fargo & Co.	3,828,694	346,458,520
		1,230,950,258
Electric Utilities–0.81%
Evergy, Inc.	1,401,360	107,526,353
Electrical Components & Equipment–2.59%
Eaton Corp. PLC	471,633	165,741,269
Emerson Electric Co.(c)	1,199,264	176,243,837
		341,985,106
Fertilizers & Agricultural Chemicals–0.58%
Corteva, Inc.	1,060,809	77,226,895
Shares		Value
Food Distributors–1.64%
Sysco Corp.	2,593,730	$217,484,261
Footwear–1.16%
NIKE, Inc., Class B	2,485,679	153,639,819
Health Care Distributors–0.71%
Henry Schein, Inc.(b)	1,246,028	94,050,193
Health Care Equipment–2.59%
Becton, Dickinson and Co.	610,326	124,189,134
GE HealthCare Technologies, Inc.	1,041,535	82,250,019
Medtronic PLC	1,315,786	135,473,327
		341,912,480
Health Care Services–2.42%
CVS Health Corp.	4,301,413	320,541,297
Household Products–3.20%
Clorox Co. (The)	1,260,891	142,215,896
Kimberly-Clark Corp.	770,023	76,994,600
Reckitt Benckiser Group PLC (United Kingdom)	2,447,765	204,214,602
		423,425,098
Integrated Oil & Gas–5.11%
Chevron Corp.	1,849,363	327,152,314
Exxon Mobil Corp.	962,267	136,064,554
Suncor Energy, Inc. (Canada)	4,021,606	213,024,470
		676,241,338
Interactive Media & Services–5.06%
Alphabet, Inc., Class A	1,372,107	463,772,166
Meta Platforms, Inc., Class A	286,772	205,472,138
		669,244,304
Investment Banking & Brokerage–0.61%
Goldman Sachs Group, Inc. (The)	86,807	81,200,136
IT Consulting & Other Services–2.06%
Cognizant Technology Solutions Corp., Class A	2,503,858	205,466,587
DXC Technology Co.(b)(c)	4,623,720	66,720,280
		272,186,867
Life & Health Insurance–0.88%
MetLife, Inc.	1,482,549	116,943,465
Life Sciences Tools & Services–1.17%
ICON PLC(b)(c)	611,028	110,137,797
IQVIA Holdings, Inc.(b)	191,434	44,058,535
		154,196,332
Managed Health Care–2.83%
Elevance Health, Inc.	614,311	212,391,885
Humana, Inc.	288,552	56,325,351
UnitedHealth Group, Inc.	366,882	105,269,452
		373,986,688
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Movies & Entertainment–1.33%
Universal Music Group N.V. (Netherlands)	2,243,725	$55,010,615
Walt Disney Co. (The)(c)	1,069,422	120,630,802
		175,641,417
Multi-Utilities–2.84%
Dominion Energy, Inc.(c)	2,598,898	156,375,693
Sempra	2,516,819	218,988,421
		375,364,114
Oil & Gas Equipment & Services–0.59%
Tenaris S.A.	3,538,721	78,605,401
Oil & Gas Exploration & Production–1.83%
ConocoPhillips	1,667,881	173,843,237
EQT Corp.	1,179,461	68,090,283
		241,933,520
Paper & Plastic Packaging Products & Materials–0.91%
International Paper Co.(c)	2,968,678	119,697,097
Pharmaceuticals–6.55%
AstraZeneca PLC (United Kingdom)	1,039,014	193,582,980
Bristol-Myers Squibb Co.	1,521,488	83,757,914
Johnson & Johnson	925,701	210,365,552
Merck & Co., Inc.	1,938,365	213,743,509
Sanofi S.A., ADR(c)	3,493,862	164,351,269
		865,801,224
Property & Casualty Insurance–1.77%
Allstate Corp. (The)	430,021	85,569,879
American International Group, Inc.	1,975,623	147,934,650
		233,504,529
Regional Banks–4.63%
Citizens Financial Group, Inc.	3,699,808	233,013,908
Huntington Bancshares, Inc.	12,142,689	212,254,204
M&T Bank Corp.(c)	751,743	166,563,696
		611,831,808
Research & Consulting Services–0.90%
TransUnion(c)	1,508,645	119,213,128
Restaurants–3.16%
Domino’s Pizza, Inc.	313,020	128,441,497
Restaurant Brands International, Inc. (Canada)	2,146,609	143,821,936
Starbucks Corp.(c)	1,586,271	145,857,618
		418,121,051
Semiconductors–3.36%
Intel Corp.(b)	3,225,867	149,906,040
NXP Semiconductors N.V. (Netherlands)	937,478	212,001,275
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	541,053	$82,018,224
		443,925,539
Soft Drinks & Non-alcoholic Beverages–1.09%
Coca-Cola Co. (The)	1,930,468	144,418,311
Specialty Chemicals–1.29%
International Flavors & Fragrances, Inc.(c)	2,442,130	170,485,095
Systems Software–2.43%
Microsoft Corp.	745,438	320,754,517
Telecom Tower REITs–0.70%
SBA Communications Corp., Class A	500,662	92,176,881
Tobacco–1.76%
Philip Morris International, Inc.	1,299,655	233,210,093
Total Common Stocks & Other Equity Interests (Cost $7,638,022,888)		12,576,791,391

Exchange-Traded Funds–0.85%
Invesco Comstock Contrarian Equity ETF (Cost $95,966,722)(c)(d)	3,747,934	112,640,408
Money Market Funds–4.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	190,934,213	190,934,213
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	354,227,957	354,227,957
Total Money Market Funds (Cost $545,162,170)		545,162,170
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $8,279,151,780)		13,234,593,969
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.47%
Invesco Private Government Fund, 3.65%(d)(e)(f)	122,221,134	122,221,134
Invesco Private Prime Fund, 3.80%(d)(e)(f)	336,427,993	336,528,921
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $458,750,055)		458,750,055
TOTAL INVESTMENTS IN SECURITIES–103.55% (Cost $8,737,901,835)		13,693,344,024
OTHER ASSETS LESS LIABILITIES—(3.55)%		(469,245,943)
NET ASSETS–100.00%		$13,224,098,081
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,938,919	$441,660,647	$(387,665,353)	$-	$-	$190,934,213	$4,889,273
Invesco Treasury Portfolio, Institutional Class	253,950,983	820,226,916	(719,949,942)	-	-	354,227,957	8,975,130
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,554,815	1,140,655,063	(1,029,988,744)	-	-	122,221,134	2,009,536*
Invesco Private Prime Fund	30,133,600	2,465,138,420	(2,158,759,620)	2,690	13,831	336,528,921	5,518,019*
Investments in Other Affiliates:
Invesco Comstock Contrarian Equity ETF	-	100,579,500	(5,218,135)	16,673,686	605,357	112,640,408	1,616,299
Total	$432,578,317	$4,968,260,546	$(4,301,581,794)	$16,676,376	$619,188	$1,116,552,633	$23,008,257

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/23/2026	J.P. Morgan Chase Bank, N.A.	USD	4,051,174	GBP	3,020,910	$82,396
Currency Risk
02/23/2026	Canadian Imperial Bank of Commerce	CAD	9,574,134	USD	6,902,471	(135,069)
02/23/2026	Canadian Imperial Bank of Commerce	EUR	180,892,104	USD	211,158,338	(3,464,199)
02/23/2026	Royal Bank of Canada	CAD	233,277,011	USD	168,329,449	(3,142,582)
02/23/2026	Royal Bank of Canada	GBP	147,988,522	USD	199,034,351	(3,461,225)
Subtotal—Depreciation						(10,203,075)
Total Forward Foreign Currency Contracts						$(10,120,679)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,912,625,506	$664,165,885	$—	$12,576,791,391
Exchange-Traded Funds	112,640,408	—	—	112,640,408
Money Market Funds	545,162,170	458,750,055	—	1,003,912,225
Total Investments in Securities	12,570,428,084	1,122,915,940	—	13,693,344,024
Other Investments - Assets*
Forward Foreign Currency Contracts	—	82,396	—	82,396
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(10,203,075)	—	(10,203,075)
Total Other Investments	—	(10,120,679)	—	(10,120,679)
Total Investments	$12,570,428,084	$1,112,795,261	$—	$13,683,223,345

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund